April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28(a)	$55	$45,650
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	88,595
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	64,595
Entertainment — 0.1%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)	45	41,542
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	23,814
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,607
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(a)	29	14,965
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	43	43,650
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	24,144
		67,794
Media — 0.1%
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	35	34,645
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	54,173
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	139,985
White Cap Buyer LLC, 6.88%, 10/15/28(a)	25	24,359
		164,344
Software — 0.4%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	100	95,585
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	83,227
Cloud Software Group Inc., 9.00%, 09/30/29(a)	29	29,215
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	41	40,960
		248,987
Telecommunications — 0.0%
Level 3 Financing Inc., 11.00%, 11/15/29(a)	14	15,091
Total Corporate Bonds & Notes — 1.6% (Cost: $941,827)		921,802
Fixed Rate Loan Interests
Computers — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31(c)	129	127,065
X Corp., 2025 Fixed Term Loan, 10/26/29(d)(e)	19	18,521
		145,586
Internet — 0.1%
Abe Investment Holdings Inc., 2025 USD Term Loan B, 11.25%, 02/21/30	47	46,295
Software — 0.2%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	128	126,391
Total Fixed Rate Loan Interests — 0.5% (Cost: $323,298)		318,272
Security	Par (000)	Value
Floating Rate Loan Interests(e)
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	$24	$23,048
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31	47	46,547
Summer BC Holdco B SARL, 0.00%,	27	26,617
		96,212
Aerospace & Defense — 2.3%
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32	46	45,214
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30	66	65,859
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29	153	150,375
Dynasty Acquisition Co. Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	258	256,438
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	98	97,884
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 02/26/32	67	66,355
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29	15	14,843
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	71	70,062
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	299	295,739
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	162	160,599
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	117	116,474
		1,339,842
Airlines — 1.2%
AAdvantage Loyalty IP Ltd., (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28	45	43,770
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	143	140,595
American Airlines Inc.
2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	78	76,657
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	109	105,610
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28	149	144,232
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29	78	69,917
United Airlines Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31	108	107,700
		688,481

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28	$106	$103,380
(1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32	100	97,625
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(c)	37	36,733
		237,738
Auto Parts & Equipment — 1.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30	327	320,045
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32	150	146,688
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/17/32	13	12,870
Realtruck Group Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.11%), 9.44%, 01/31/28	45	42,615
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28	119	112,306
		634,524
Banks — 0.5%
Ascensus Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28	204	202,657
Les Schwab Tire Centers, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31	101	99,802
		302,459
Beverages — 0.5%
Naked Juice LLC
(3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.46%, 01/24/29	121	75,858
(3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.71%, 01/24/29	136	129,878
(3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.31%, 01/24/30	45	12,576
Primo Brands Corp., (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	107	106,375
		324,687
Building Materials — 2.8%
Azek Group LLC (The), 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31	73	72,271
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 11/03/28	252	248,633
Emrld Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31	186	183,624
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	259	255,622
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 10/02/28	102	100,003
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	108	103,147
Potters Borrower LP, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27	58	58,101
Security	Par (000)	Value
Building Materials (continued)
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29	$99	$97,760
(1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32	109	106,721
(1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 04/14/31	136	133,639
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29	27	26,625
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 09/22/28	13	13,131
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	218	209,928
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 6.44%, 10/04/28	20	20,075
		1,629,280
Chemicals — 3.0%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/24/27	83	81,181
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.07%, 08/27/26	16	1,264
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	203	202,512
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/18/28	69	67,271
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/01/30	121	118,263
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29	37	36,668
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31	159	156,573
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30	163	162,548
Fortis 333 Inc., (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32	49	47,836
HB Fuller Co., (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30	145	144,436
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30	20	18,437
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31	45	37,575
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	143	130,286
Minerals Technologies Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(c)	123	120,852
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28	127	124,326
Nouryon Finance B.V., 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28	72	70,938

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.78%, 12/31/26	$56	$51,548
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	65	64,837
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	156	152,507
		1,789,858
Commercial Services — 8.3%
Albion Financing 3 SARL, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29	161	160,251
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28	170	169,527
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	233	232,216
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.74%, 11/16/28	45	44,341
APi Group DE Inc., (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29	291	290,560
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	74	71,978
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	377	375,342
Boost Newco Borrower LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	130	129,710
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28	160	159,489
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31	182	179,542
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29	135	120,395
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28	129	128,062
Citrin Cooperman Advisors LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/01/32	85	83,986
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31	313	311,374
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	59	58,302
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29	169	168,672
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(c)	53	52,521
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.28%, 07/31/30	64	52,995
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 02/01/29	136	134,921
Hertz Corp. (The)
2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 06/30/28	125	96,259
Security	Par (000)	Value
Commercial Services (continued)
2021 Term Loan C, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 06/30/28	$24	$18,848
Ingenovis Health Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.82%, 03/06/28	30	11,042
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30	28	27,649
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.29%, 08/11/28	8	7,833
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	191	187,961
Nuvei Technologies Corp., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31	184	182,662
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 07/25/30	105	104,033
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31	60	59,581
Prime Security Services Borrower LLC
(1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32	165	162,490
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	30	29,623
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31	82	80,712
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30	6	5,919
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	53	52,751
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	179	178,019
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 06/24/31	255	253,761
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 11/02/27(c)	65	61,361
Veritiv Corp., 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30	50	49,384
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	133	129,364
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	43	18,840
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31	203	200,243
WEX Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/31/28	30	29,570
(1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32	60	58,925
		4,931,014
Computers — 2.4%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	275	151,168
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	52	28,568

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31(c)	$132	$131,670
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31(c)	59	57,433
Kaseya Inc., (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/20/32	284	281,768
Magenta Security Holdings LLC
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.54%, 07/27/28	24	11,916
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(f)(g)(h)	28	8,148
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.53%, 07/27/28	9	8,577
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28	23	20,765
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	226	212,045
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28	201	181,108
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 7.85%), 12.18%, 02/01/29	30	22,455
Tempo Acquisition LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/31/28	202	200,596
X Corp., 10/26/29(d)	80	77,420
		1,393,637
Cosmetics & Personal Care — 0.3%
Opal Bidco SAS, 03/31/32(d)	150	148,595
Distribution & Wholesale — 1.9%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	168	167,767
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	97	96,477
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	216	215,639
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/02/31(c)	123	122,812
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 06/04/31	253	250,600
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	211	207,903
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 10/28/27	74	57,045
		1,118,243
Diversified Financial Services — 3.6%
Apex Group Treasury LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	83	82,620
Aretec Group Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30	68	67,924
Security	Par (000)	Value
Diversified Financial Services (continued)
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	$150	$149,362
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28	270	268,777
CPI Holdco B LLC
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31	205	203,477
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31	69	68,583
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	200	189,257
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	50	45,532
Edelman Financial Engines Center LLC (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28	170	169,063
EOC Borrower LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32	369	363,771
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31	119	117,076
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31	98	97,166
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31	189	186,465
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31(c)	63	62,764
Osaic Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28	65	64,329
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	15	15,003
		2,151,169
Electric — 1.2%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30	149	148,179
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	69	68,413
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27	36	36,364
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31	145	144,485
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31	59	58,579
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31	135	135,094
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30	119	118,785
		709,899

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.3%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(c)	$69	$68,717
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	114	113,104
		181,821
Energy - Alternate Sources — 0.1%
Covia Holdings Corp., (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	44	43,876
Engineering & Construction — 1.8%
Apple Bidco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31	237	233,921
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31	66	65,482
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30	306	282,298
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 07/01/31	164	162,213
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31	185	182,810
Construction Partners Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 11/03/31	28	27,697
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.77%, 10/17/31	33	32,670
Legence Holdings LLC, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28	87	85,899
		1,072,990
Entertainment — 4.9%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28	159	137,229
Caesars Entertainment Inc.
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 02/06/30	34	33,099
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 02/06/31	348	341,799
Crown Finance U.S. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	65	64,169
Delta 2 Lux SARL
2024 Term Loan B2, 09/30/31(d)	98	97,257
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	195	193,808
DK Crown Holdings Inc., (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	100	99,021
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30	30	29,399
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	338	332,259
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29	76	72,655
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/27/28(c)	95	93,942
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29	202	200,829
Security	Par (000)	Value
Entertainment (continued)
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26	$166	$165,788
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	132	124,308
Ontario Gaming GTA LP, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30	20	19,310
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31	61	59,913
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29	197	195,688
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29	94	93,555
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31(c)	73	71,967
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31	68	67,832
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31	256	255,983
WMG Acquisition Corp., 2024 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/24/31	141	140,604
		2,890,414
Environmental Control — 2.0%
Clean Harbors Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28	72	72,399
Covanta Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/30/28(c)	75	74,429
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/30/28(c)	4	4,098
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28	336	335,773
GFL ES U.S. LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32	239	235,415
JFL-Tiger Acquisition Co. Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30	60	60,244
Madison IAQ LLC
05/06/32(d)	166	164,237
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	151	149,898
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28	36	19,397
Reworld Holding Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 11/30/28	44	43,415
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 11/30/28	3	3,344

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 10/24/30(c)	$24	$23,647
		1,186,296
Food — 1.7%
Chobani LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27	265	264,141
Froneri International Ltd., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31	256	254,159
H-Food Holdings LLC, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.80%, 04/01/30	5	4,713
Jones Deslauriers Insurance Management Inc., (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30(c)	99	97,837
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29(c)	30	29,485
US Foods Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31	162	161,944
UTZ Quality Foods LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32	222	220,236
		1,032,515
Food Service — 0.3%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30	150	149,839
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.32%, 04/06/28	20	20,015
		169,854
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27	114	113,909
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31	67	66,168
Health Care - Products — 2.0%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27	7	6,792
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	207	204,291
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28	89	87,983
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28	615	610,914
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	269	267,650
		1,177,630
Health Care - Services — 1.4%
Concentra Health Services Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(c)	70	69,226
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28	227	225,887
Security	Par (000)	Value
Health Care - Services (continued)
Fortrea Holdings Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 07/01/30	$4	$3,360
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	25	24,686
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28	199	197,260
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28	29	17,418
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	104	100,316
Surgery Center Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30	170	169,226
		807,379
Holding Companies - Diversified — 0.1%
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29	12	11,921
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	30	28,812
		40,733
Home Furnishings — 0.6%
AI Aqua Merger Sub Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	223	220,622
Tempur Sealy International Inc., 2024 Term Loan B, (1-mo. SOFR + 2.50%), 6.78%, 10/24/31	45	44,753
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27	128	119,722
		385,097
Household Products & Wares — 0.0%
Reynolds Consumer Products LLC, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	30	30,062
Housewares — 0.7%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	219	213,224
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28	19	18,057
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28	20	18,198
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	158	129,015
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29	16	16,340
		394,834
Insurance — 6.1%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31	272	270,309
AmWINS Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32	342	340,165
Amynta Agency Borrower Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 12/29/31	227	224,641

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 3.44%, 02/15/31	$195	$190,735
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26	127	125,632
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 07/31/27	35	33,831
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28	85	82,174
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28	65	60,543
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29	65	59,495
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 05/26/31	178	175,728
Howden Group Holdings Ltd., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31	216	214,853
HUB International Ltd., 1st Lien Term Loan B-1, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30	507	503,783
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31	208	206,864
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31	390	387,504
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	289	285,389
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	29	29,356
USI Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	194	192,513
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	231	229,065
		3,612,580
Internet — 3.1%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29	148	122,957
CNT Holdings I Corp., (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32	129	128,266
Gen Digital Inc.
04/16/32(d)	92	90,896
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 09/12/29	301	297,642
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31	202	200,704
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29	85	84,809
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	93	87,772
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31	63	54,947
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28	188	187,044
Security	Par (000)	Value
Internet (continued)
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	$259	$256,734
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30	337	331,300
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28	9	8,618
		1,851,689
Leisure Time — 1.4%
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30(c)	90	89,513
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.33%, 08/08/27	123	123,008
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.33%, 10/18/28	65	64,716
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30	149	145,654
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 05/30/28	24	23,993
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	12	11,587
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	21	20,309
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 06/30/28	4	3,556
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	144	135,429
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29(c)	30	27,941
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28	169	167,810
		813,516
Lodging — 1.7%
Aimbridge Acquisition Co. Inc.
(1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.94%, 03/11/30(c)	20	19,998
(1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.94%, 03/11/30(c)	18	17,566
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29	436	424,505
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29	81	81,148
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.08%, 11/08/30	129	128,472
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 01/05/29	16	15,602
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31	219	216,900

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30	$111	$110,474
		1,014,665
Machinery — 2.3%
Arcline FM Holdings LLC, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.82%, 06/24/30	101	100,621
Chart Industries Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.79%, 03/15/30	41	41,159
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(c)	47	47,120
Generac Power Systems Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31	50	49,346
SPX FLOW Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29	182	180,821
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29	325	316,981
TK Elevator Midco GmbH, 04/30/30(d)	270	268,650
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	187	186,430
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31	148	146,576
		1,337,704
Media — 1.2%
A L PARENT LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28	79	78,705
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30	41	41,011
Charter Communications Operating, LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31	82	81,500
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	217	208,965
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27	6	6,142
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	20	19,133
NEP Group Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.32%, 08/19/26(h)	90	80,689
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26	190	166,426
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.69%, 01/31/29	24	23,621
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.94%, 04/30/28	30	29,475
		735,667
Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/13/29	43	43,020
Mining — 0.4%
Novelis Corp., (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32	239	238,254
Security	Par (000)	Value
Oil & Gas — 0.1%
Hilcorp Energy I LP, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30	$85	$83,513
Packaging & Containers — 1.1%
Charter Next Generation Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 11/29/30	254	252,770
Clydesdale Acquisition Holdings Inc.
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.48%, 04/01/32	0 (i)	67
(3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.49%, 04/01/32	129	128,246
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28	158	136,025
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	49	48,306
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26	26	26,305
Trident TPI Holdings Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	43	41,787
		633,506
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28	97	97,348
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	141	140,010
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	192	178,272
ICON Luxembourg SARL, 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	6	6,151
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/05/28	162	161,794
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/27/28	48	47,903
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(c)	100	95,154
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29	106	105,750
Vizient Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31	101	100,400
		932,782
Pipelines — 1.0%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30	35	34,728
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28	225	221,494
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30	9	8,894
M6 ETX Holdings II Midco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32	65	64,533

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
New Fortress Energy Inc., (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28	$49	$35,282
NGL Energy Partners LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31	47	44,052
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31	14	13,756
Oryx Midstream Services Permian Basin LLC, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	166	163,757
		586,496
Real Estate — 0.4%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	203	199,608
Cushman & Wakefield U.S. Borrower, LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30	29	29,151
		228,759
Real Estate Investment Trusts — 0.4%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30	71	70,393
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	196	195,678
		266,071
Retail — 2.1%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30	223	220,407
EG Group Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28	31	30,795
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31	249	229,134
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	34	34,127
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30(c)	60	59,132
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27	139	137,549
LBM Acquisition LLC, Term Loan B, 12/17/27(d)	25	24,460
Murphy USA Inc., (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 01/31/28	33	33,106
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28	73	71,622
QXO Inc., 04/30/32(d)	85	84,894
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29	354	344,137
		1,269,363
Semiconductors — 0.8%
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29	195	192,349
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29	63	62,600
MKS Instruments Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	248	245,688
		500,637
Security	Par (000)	Value
Software — 11.8%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31	$370	$368,853
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29	234	231,933
Azalea Topco Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31	69	68,135
BCPE Pequod Buyer Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 11/25/31	133	132,529
BMC Software Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/30/31	287	280,933
Capstone Borrower Inc., (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	117	116,837
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 01/23/32	225	224,627
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	347	288,686
Clearwater Analytics LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(c)	32	31,840
Cloud Software Group Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	273	269,980
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	225	222,490
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	216	212,359
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29	30	28,100
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	312	305,205
Dayforce Inc., (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(c)	201	201,104
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(c)	61	58,265
Dun & Bradstreet Corp. (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	167	166,222
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29	296	294,012
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32	49	48,939
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31	219	217,704
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28	40	39,643
Genesys Cloud Services Holdings II LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32	173	170,296
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28(c)	136	135,302

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31	$254	$250,077
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.57%, 06/17/32	39	36,699
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31	55	51,705
Planview Parent Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	19	18,433
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	90	87,887
PointClickCare Technologies Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31	74	73,389
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28	270	260,265
Project Alpha Intermediate Holding Inc.
10/28/30(d)	35	34,743
2024 Add-on Term Loan B, 10/28/30(d)	24	23,883
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31	169	167,639
Quartz Acquireco LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(c)	195	192,795
RealPage Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 7.56%, 04/24/28	190	187,919
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28	75	73,491
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31	366	365,475
UKG Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/10/31	428	425,934
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31	287	285,615
Waystar Technologies Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29(c)	58	57,536
Zelis Payments Buyer Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 09/28/29	94	91,771
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31	217	212,665
		7,011,915
Telecommunications — 2.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(c)	39	35,932
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28	138	123,770
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	99	98,295
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29	70	62,953
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 8.19%, 04/30/28	17	15,849
Security	Par (000)	Value
Telecommunications (continued)
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30	$46	$45,091
Level 3 Financing Inc., 03/27/32(d)	351	349,771
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29	123	117,514
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	29	27,801
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 06/01/28	3	3,144
Viasat Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29	39	36,376
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30	29	25,931
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	425	394,340
		1,336,767
Transportation — 0.4%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	222	219,036
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26	38	37,931
Rand Parent LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	11	9,917
		266,884
Total Floating Rate Loan Interests — 84.2% (Cost: $50,650,817)		49,853,004
	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(c)(j)	312	23,478
Food Products — 0.0%
Hearthside Equity, NVS(f)(g)	276	3,588
Hotels, Restaurants & Leisure — 0.2%
AIMBRIDGE, NVS(c)	1,559	85,752
Total Common Stocks — 0.2% (Cost $107,570)		112,818
Investment Companies
Exchange Traded Funds — 3.9%
iShares 0-5 Year High Yield Corporate Bond ETF(k)	25,250	1,068,580
iShares Broad USD High Yield Corporate Bond ETF(k)	18,000	658,800
iShares iBoxx $ High Yield Corporate Bond ETF(b)(k)	7,175	563,955
		2,291,335
Total Investment Companies — 3.9% (Cost $2,254,341)		2,291,335

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	76	$1,558
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	111	2,553
		4,111
Total Preferred Stocks — 0.0% (Cost $2,925)		4,111
Total Long-Term Investments — 90.4% (Cost: $54,280,778)		53,501,342
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(k)(l)(m)	615,953	616,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	6,800,000	6,800,000
Total Short-Term Securities — 12.5% (Cost: $7,416,195)		7,416,199
Total Investments — 102.9% (Cost: $61,696,973)		60,917,541
Liabilities in Excess of Other Assets — (2.9)%		(1,701,049)
Net Assets — 100.0%		$59,216,492

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Rounds to less than 1,000.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,478, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$616,415 (a)	$—	$(220)	$4	$616,199	615,953	$1,158 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,020,000	—	(1,220,000)(a)	—	—	6,800,000	6,800,000	280,370	—
iShares 0-5 Year High Yield Corporate Bond ETF	1,292,582	—	(211,044)	(1,397)	(11,561)	1,068,580	25,250	58,842	—
iShares Broad USD High Yield Corporate Bond ETF	738,000	853,509	(890,356)	(36,209)	(6,144)	658,800	18,000	57,635	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,113,304	—	(550,525)	11,455	(10,279)	563,955	7,175	41,043	—
				$(26,371)	$(27,980)	$9,707,534		$439,048	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	1,000	$44,407	$78,570	$(34,163)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR,, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	$9,342	$(6,636)	$15,978
1-DAY SOFR,, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	1,000	(7,854)	(11,010)	3,156
1-DAY SOFR,, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	2,983	(2,166)	5,149
1-DAY SOFR,, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	1,500	(16,620)	(4,562)	(12,058)
									$(12,149)	$(24,374)	$12,225
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$921,802	$—	$921,802
Fixed Rate Loan Interests	—	191,207	127,065	318,272
Floating Rate Loan Interests	—	47,604,312	2,248,692	49,853,004
Common Stocks	—	—	112,818	112,818

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Floating Rate Loan Active ETF
(Formerly BlackRock Floating Rate Loan ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Investment Companies	$2,291,335	$—	$—	$2,291,335
Preferred Stocks	—	4,111	—	4,111
Short-Term Securities
Money Market Funds	7,416,199	—	—	7,416,199
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(427)	—	(427)
	$9,707,534	$48,721,005	$2,488,575	$60,917,114
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$—	$24,283	$—	$24,283
Liabilities
Credit Contracts	—	(34,163)	—	(34,163)
Equity Contracts	—	(12,058)	—	(12,058)
	$—	$(21,938)	$—	$(21,938)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Fixed Rate Loan Interests	Floatings Rates Loans Interests	Unfunded Floatings Rates Loan Interests	Total
Assets:
Opening balance, as of July 31, 2024	$20,280	$ —	$1,871,765	$34	$1,892,079
Transfers into Level 3	—	—	531,958	—	531,958
Transfers out of Level 3	—	—	(936,160)	—	(936,160)
Accrued discounts/premiums	—	—	1,109	—	1,109
Net realized gain (loss)	—	(250)	(12,026)	—	(12,276)
Net change in unrealized appreciation (depreciation)(a)(b)	(11,122)	(1,935)	(20,536)	(34)	(33,627)
Purchases	103,660	169,000	2,395,839	—	2,668,499
Sales	—	(39,750)	(1,556,643)	—	(1,596,393)
Closing balance, as of April 30, 2025	$112,818	$127,065	$2,275,306	—	$2,515,189
Net change in unrealized appreciation (depreciation) on investment still held at April 30, 2025	$ (11,122)	$(1,935)	$(18,847)	—	$ (31,904)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CPI	Consumer Price Index
GO	General Obligation

NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate